Share Capital (Details Narrative) $ / shares in Units, $ in Thousands								1 Months Ended				12 Months Ended
		Nov. 21, 2017 USD ($)	Nov. 16, 2017 $ / shares shares	Dec. 01, 2016 $ / shares shares	Jun. 10, 2016 USD ($)	Nov. 06, 2015 USD ($) $ / shares	Nov. 03, 2015 Life $ / shares shares	Mar. 31, 2017 shares	Apr. 30, 2016 shares	Sep. 30, 2014 shares	Apr. 30, 2011 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Jun. 07, 2016 $ / shares shares	Feb. 29, 2000 $ / shares shares
IfrsStatementsLineItems [Line Items]
Ordinary shares issued	[1]											29,879,323	26,902,285
Warrants price per share | $ / shares						$ 7.50
Ordinary shares issued, value | $						$ 13,600						$ 19,031	$ 21,859	$ 13,651
Ordinary share price | $ / shares							$ 6.01
Expected volatility							69.00%
Risk-free interest rate							1.59%
Expected dividend							0.00%
Expected life | Life							5.5
Unrecognized compensation expenses | $												$ 6,444
New Option Plan [Member]
IfrsStatementsLineItems [Line Items]
Ordinary shares reserved description											Under the New Plan, the Company reserved up to 766,958 Ordinary Shares (of which 159,458 Ordinary Shares shall be taken from the unallocated pool reserved under the Plan) for allocation to employees and non-employees.
Employee Share Ownership and Option Plan 2014 [Member]
IfrsStatementsLineItems [Line Items]
Ordinary shares reserved description										Under the 2014 Plan, the Company reserved up to 928,000 Ordinary Shares (of which 28,000 Ordinary Shares shall be taken from the unallocated pool reserved under the New Plan).
2014 Plan [Member]
IfrsStatementsLineItems [Line Items]
Increase ordinary shares available for issuance								1,027,911	620,824
Option to purchase ordinary shares were reserved for future												5,091
Top of Range [Member] | Option Plan [Member]
IfrsStatementsLineItems [Line Items]
Number of ordinary shares reserved for issuance																1,423,606
Top of Range [Member] | New Option Plan [Member]
IfrsStatementsLineItems [Line Items]
Number of ordinary shares reserved for issuance											766,958
Top of Range [Member] | Employee Share Ownership and Option Plan 2014 [Member]
IfrsStatementsLineItems [Line Items]
Number of ordinary shares reserved for issuance										928,000
Israeli [Member] | Employees and Non-employees [Member] | Option Plan [Member]
IfrsStatementsLineItems [Line Items]
Ordinary shares, par value | $ / shares																$ 0.01
Securities Purchase Agreement [Member]
IfrsStatementsLineItems [Line Items]
Ordinary shares issued															4,359,091
Ordinary shares, par value | $ / shares															$ 5.50
Proceeds from offering, net of placement agent fees and offering costs | $					$ 21,900
Securities Purchase Agreement [Member] | Israeli [Member]
IfrsStatementsLineItems [Line Items]
Ordinary shares, par value | $ / shares															$ 0.01
Equity Distribution Agreements [Member] | JMP Securities LLC and Chardan Capital Markets, LLC [Member]
IfrsStatementsLineItems [Line Items]
Ordinary shares issued												224,695
Ordinary shares issued, value | $												$ 1,322
Equity Distribution Agreements [Member] | JMP Securities LLC and Chardan Capital Markets, LLC [Member] | Top of Range [Member]
IfrsStatementsLineItems [Line Items]
Ordinary shares issued				20,000,000
Equity Distribution Agreements [Member] | Israeli [Member] | JMP Securities LLC and Chardan Capital Markets, LLC [Member]
IfrsStatementsLineItems [Line Items]
Ordinary shares, par value | $ / shares				$ 0.01
Percentage of commission fixed on gross proceeds from shares sold				3.00%
Underwriting Agreement [Member] | Piper Jaffray & Co [Member]
IfrsStatementsLineItems [Line Items]
Ordinary shares issued			2,500,000
Ordinary shares issued, value | $		$ 17,900
Public offering price for each ordinary share | $ / shares			$ 7.50
Underwriting Agreement [Member] | Piper Jaffray & Co [Member] | Underwriters [Member]
IfrsStatementsLineItems [Line Items]
Ordinary share price | $ / shares			7.20
Underwriting Agreement [Member] | Israeli [Member] | Piper Jaffray & Co [Member]
IfrsStatementsLineItems [Line Items]
Ordinary shares, par value | $ / shares			$ 0.01
Ordinary Shares [Member]
IfrsStatementsLineItems [Line Items]
Ordinary shares issued							2,500,000
Warrants to purchase share of ordinary shares							1,250,000
Ordinary shares, par value | $ / shares							$ 0.50
Warrants price per share | $ / shares							$ 6.00
Description on issuance of ordinary shares							The ordinary shares and warrants were sold in combination, with one warrant for each ordinary share sold, and represented the right to purchase 0.50 of an ordinary share. The combined offering price of each ordinary share and accompanying warrant was $6.00.

[1]	The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company; (ii) the right to receive dividends; and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus.